FAIR VALUE MEASUREMENTS (Tables)	4 Months Ended
Dec. 31, 2020
Fair Value Measurements
Debt Securities, Held-to-maturity [Table Text Block]

	Asset	Level	Fair Value
December 31, 2020	U.S. Treasury Securities Money Market Fund	1	232,301,973

Schedule of fair value hierarchy for liabilities measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$18,975,000	$—	$—	$18,975,000
Private Placement Warrants	—	—	14,685,000	14,685,000
Total warrant liabilities	$18,975,000	$—	$14,685,000	$33,660,000

Schedule of quantitative information regarding Level 3 fair value measurements inputs

		As of December 31,
	At issuance	2020
Exercise price	$11.50	$11.50
IPO price	$10.00	$10.00
Implied share price range (or underlying asset price at December 31, 2020)	$9.35 - $9.66	$10.12
Volatility	14% - 23%	21%
Term	5.75	5.70
Risk-free rate	0.46%	0.46%
Dividend yield	0.0%	0.0%

Schedule of changes in fair value of warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Initial measurement on November 27, 2020	$9,879,000	$12,650,000	$22,529,000
Change in valuation inputs or other assumptions(1)	4,806,000	6,325,000	11,131,000
Fair value as of December 31, 2020	$14,685,000	$18,975,000	$33,660,000